As filed with the Securities and Exchange Commission on December 7, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: March 31, 2013

Date of reporting period: September 30, 2012

THE TEBERG FUND

SEMI-ANNUAL REPORT

For the Six Months Ended
September 30, 2012

Item 1. Reports to Stockholders.

Dear fellow shareholder,

If you can remember some of the strong market rallies in the past that came just ahead of historic crashes, you might understand my expectations for the period from April 1, 2012 through September 30, 2012, which is covered in this report. I thought the bull market was long past its expiration date and would end at any moment. I prepared for what I believed was an inevitable crash, and in doing so, not only missed out on the gains of this continued period of market growth, but went backwards.

Without making excuses for this misstep, let me briefly touch on the historic periods I’ve experienced in my career that I believed we were due to repeat. These were market corrections following extended bull markets that had lulled investors into thinking they could last indefinitely.

January 1973 to December 1974 – The Dow Jones Industrial Average (Dow) lost more than 45% of its value during this period making it the seventh-worst bear market in the history of the index. This loss followed gains of 15% in 1972 and expectations that 1973 would be even better. It’s been reported that Time magazine predicted just days before the market began to decline that 1973 was “shaping up as a gilt-edged year.”

October 19, 1987 – On this infamous day known as “Black Monday,” the Dow lost 22% of its value. Three of the conditions believed to have led to this blood bath - increasing U.S. Government debt, a weakening U.S. dollar and very bullish investor sentiment - are eerily similar to today’s economic environment.

March 2000 to October 2002 – The bursting of the “dot-com bubble” famously precipitated this correction which rocked Silicon Valley and surprised investors who had every confidence in high-flying tech stocks even if the companies had no idea how to turn a profit. This correction was hardest on the NASDAQ Composite Index (NASDAQ) where most of the tech trading occurred. It lost 78% of its value from its high to the bottom during this period. Ironically, The Teberg Fund was launched toward the end of this period on April 1, 2002, and we watched the NASDAQ lose 27% of its value by March 31, 2003 as we marked our first year of operation.

October 2007 to March 2009 – It’s likely this is the most vivid correction in our collective memories not only because the Dow lost 57% during this period but also because it rocked our confidence in our financial systems and the long-held belief that our homes would keep their values. The financial crisis and burst of the housing bubble led to what has come to be known as the “Great Recession” from which we have yet to fully recover.

Many of us may remember the exact day this last bear market ended. It was March 9, 2009 when the Dow closed at 6,547, its lowest level since April 15, 1997. The current bull market started the next day and is among the longest-running in market history.

Given this extended run up and the similarities between today’s market climate and the periods that preceded the corrections discussed above, it seemed likely that the party would be over sometime during the six months ending September 30, 2012. Our research pointed to what seemed like an inevitable downturn, especially in the second half of the period, and we allocated a portion of our portfolio to benefit from a correction.

As we now know, the market performed in the opposite manner and continued to rise. The Dow closed at 13,264 on April 2, 2012 (the first trading day of the period) and had risen to 13,437 when it closed on September 28, 2012 (the last trading day). The Dow peaked at 13,596 on September 20, 2012 and touched bottom for the period at 12,101 on June 4, 2012.

It’s customary in our reports to shareholders to discuss events during a period that accounted for market performance. That seems difficult this time because most indicators would have better explained a downturn. The global economy continued to move from one crisis to another, the U.S. economy  improved slightly but still showed weakness, job growth was slow, the housing market was still underwater and the U.S. debt continued to climb. Perhaps what kept the party going was the way investors and thus the market reacted to any glimmer of good news. Like those booms that came before the aforementioned crashes, no one seemed to believe the good times would end.

In disappointing contrast, The Teberg Fund opened the period at $10.74 per share on April 2 and had dropped to $9.96 per share by September 28. Our return for the period was -6.92%, well below the 3.43% gain of the S&P 500® Index, our benchmark.

We generally don’t place blame for negative performance on the funds in our portfolio, believing instead that there are right and wrong times to own nearly every fund and that our timing is what matters most. In retrospect, our timing with certain exchange-traded funds designed to take advantage of market downturns was off target. Our other trades of exchange-traded funds designed to perform well in either rising or falling markets throughout the six-month period had mixed success, depending on whether or not the market reacted as we expected. Obviously, our timing wasn’t perfect or we would have had a better return.

Our equity holdings had mixed performance during the period, with the positive returns of some negated by the negative returns of others. For example, Berkshire Hathaway, Inc. gained $60,042.00 during the period which was wiped out by the losses of BlackRock Funds Energy & Resources and Brandywine Fund, Inc., which were $33,952.00 and $27,287.00 respectively for a total loss of $61,239.00.

Once again, high yield bond funds were the backbone of the portfolio, and all of those we owned at the end of the period had performed well. Their combined annualized rate of return from the time they were purchased in July through the end of the period was more than 13%. In hindsight, it would have been a good move to commit more to our high yield bond positions because our cash holdings, which varied in amount throughout the period, added nothing to our bottom line.

We’ve taken the lessons of this period seriously and hope to have better news to deliver in our next report. In the meantime, we appreciate your continued loyalty and patience as we do our best to meet the challenge of investing in uncertain times.

Curtis A. Teberg
Portfolio Manager

Past performance does not guarantee future results.

The above discussion is based on the opinions of Curtis A. Teberg, given the current economic environment and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Because the Fund is a “fund of funds,” your cost of investing in the Fund may be higher than your cost of investing directly in the shares of the mutual funds in which the Fund invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. These risks include, but are not limited to, risks involved with non-diversification and investments in smaller capitalization companies and lower rated securities. The Fund may also commit up to 80% of its assets to high yield funds containing lower rated securities that are subject to a higher risk of default. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. References to other funds should not be interpreted as an offer of these securities.

Please see the Schedule of Investments in this report for a complete list of Fund holdings.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced and ratings may have been lower.

The Dow Jones Industrial Average (Dow) is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. The S&P® 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. You cannot invest directly in an index.

This report must be preceded or accompanied by a prospectus.

The Teberg Fund is distributed by Quasar Distributors, LLC. (11/2012)

The Teberg Fund
Expense Example
at September 30, 2012 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/12 – 9/30/12).

Actual Expenses
The first line of the following table provides information about actual account values and actual expenses, with actual net expenses being limited to 2.50% per the operating expenses limitation agreement. Although the Fund charges no sales loads, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.  The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

The Teberg Fund
Expense Example
at September 30, 2012 (Unaudited), continued

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE
	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period 4/1/12 – 9/30/12*

Actual	$1,000.00	$ 931.80	$11.33

Hypothetical	$1,000.00	$1,013.34	$11.81
(5% return before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 2.34%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

The Teberg Fund
Allocation of Portfolio Assets
at September 30, 2012 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Teberg Fund
Schedule of Investments
at September 30, 2012 (Unaudited)

SHARES		VALUE
	COMMON STOCKS - 2.38%
6	Berkshire Hathaway, Inc. - Class A*	$796,200
	TOTAL COMMON STOCKS (Cost $714,296)	796,200

	EQUITY FUNDS - 4.11%
7,823	BlackRock Energy & Resources Portfolio - Class A	223,902
18,950	Brandywine Fund*	466,358
3,730	FPA Capital Fund, Inc.*	161,934
14,946	MFS Mid Cap Growth Fund - Class A*	146,623
3,796	The Parnassus Fund	162,410
6,654	Prudential Jennison Mid-Cap Growth Fund, Inc. - Class A	214,113
	TOTAL EQUITY FUNDS (Cost $1,095,082)	1,375,340

	EXCHANGE-TRADED FUNDS - 9.49%
7,515	ProShares Short MidCap400*	198,471
21,367	ProShares UltraShort Dow30*	999,976
35,700	UltraShort QQQ ProShares*	984,606
72,780	UltraShort S&P500 ProShares*	991,991
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,212,120)	3,175,044

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Schedule of Investments
at September 30, 2012 (Unaudited), continued

SHARES		VALUE
	FIXED INCOME FUNDS - 76.96%
495,200	Delaware High-Yield Opportunities Fund - Class I	$2,074,887
626,957	Dreyfus High Yield Fund - Class I	4,112,841
841,218	DWS High Income Fund - Class I	4,121,967
346,931	Eaton Vance Income Fund of Boston - Class I	2,050,363
507,026	Federated Institutional High Yield Bond Fund - Class I	5,136,170
413,760	First Eagle High Yield Fund - Class I	4,121,047
1,458	Guggenheim High Yield Fund - Class A	17,324
530,081	Principal High Yield Fund - Class I	4,124,032
	TOTAL FIXED INCOME FUNDS (Cost $25,365,073)	25,758,631

	MONEY MARKET FUNDS - 7.73%
2,587,976	Invesco STIC Prime Portfolio, Class I, 0.09%+	2,587,976
	TOTAL MONEY MARKET FUNDS (Cost $2,587,976)	2,587,976
	Total Investments (Cost $32,974,547) - 100.67%	33,693,191
	Liabilities in Excess of Other Assets - (0.67)%	(222,760)
	NET ASSETS - 100.00%	$33,470,431

* Non-income producing security.
+ Rate shown is the 7-day yield as of September 30, 2012.

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Statement of Assets and Liabilities
at September 30, 2012 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $32,974,547)	$33,693,191
Receivables
Securities sold	3,096,167
Dividends and interest	103
Prepaid expenses	4,111
Total assets	36,793,572

LIABILITIES
Payables
Securities purchased	3,212,120
Fund shares redeemed	5,500
Due to advisor	41,716
Audit fees	8,724
Distribution fees	6,953
Administration fees	19,926
Transfer agent fees and expenses	10,620
Fund accounting fees	7,371
Legal fees	3,643
Chief Compliance Officer fee	1,760
Custodian fees	878
Shareholder reporting	2,014
Accrued other expenses	1,916
Total liabilities	3,323,141
NET ASSETS	$33,470,431

Net asset value, offering and redemption price per share
[$33,470,431 / 3,356,992 shares outstanding; unlimited number of shares (par value $0.01) authorized]	$9.97

COMPONENTS OF NET ASSETS
Paid-in capital	$34,495,065
Undistributed net investment income	322,181
Accumulated net realized loss on investments	(2,065,459)
Net unrealized appreciation on investments	718,644
NET ASSETS	$33,470,431

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Statement of Operations
For The Six Months Ended September 30, 2012 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$547,643
Interest	3,786
Total income	551,429
Expenses
Advisory fees (Note 4)	259,601
Distribution fees (Note 5)	43,267
Administration fees (Note 4)	39,809
Transfer agent fees and expenses (Note 4)	17,205
Fund accounting fees (Note 4)	14,803
Audit fees	8,724
Legal fees	5,796
Shareholder reporting	4,453
Registration fees	3,987
Custody fees (Note 4)	3,843
Chief Compliance Officer fee (Note 4)	3,510
Trustee fees	3,262
Miscellaneous fees	2,017
Insurance	1,743
Total expenses	412,020
Less: expenses waived by Advisor (Note 4)	(7,945)
Net expenses	404,075
Net Income Investment	147,354

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss on security transactions	(1,818,725)
Capital gain distributions from regulated investment companies	24,799
Net change in unrealized appreciation on investments	(805,895)
Net realized and unrealized loss on investments	(2,599,821)
Net Decrease in Net Assets
Resulting from Operations	$(2,452,467)

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Statements of Changes in Net Assets

	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$147,354	$499,635
Net realized gain/(loss) on security transactions	(1,818,725)	1,948,572
Capital gain distributions from regulated investment companies	24,799	211,010
Net change in unrealized depreciation on investments	(805,895)	(756,803)
Net increase/(decrease) in net assets resulting from operations	(2,452,467)	1,902,414
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	(651,805)
CAPITAL SHARE TRANACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)	(152,680)	(1,516,832)
Total decrease in net assets	(2,605,147)	(266,223)
NET ASSETS
Beginning of period	36,075,578	36,341,801
End of period	$33,470,431	$36,075,578
Includes undistributed net investment income of:	$322,181	$174,827

(a) A summary of share transactions is as follows:

	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	101,420	$1,035,957	80,191	$816,933
Shares reinvested	-	-	66,201	651,417
Shares redeemed	(116,312)	(1,188,637)	(294,979)	(2,985,182)
Net decrease	(14,892)	$(152,680)	(148,587)	$(1,516,832)

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended September 30, 2012 (Unaudited)		2012	2011	Year Ended March 31, 2010	2009	2008

Net asset value, beginning of period	$10.70		$10.32	$9.94	$7.13	$9.84	$11.06
Income from investment operations:
Net investment income (1)	0.04		0.15	0.40	0.43	0.14	0.26
Net realized and unrealized gain/
(loss) on investments	(0.77)		0.42	0.32	2.89	(2.81)	(0.44)
Total from investment operations	(0.73)		0.57	0.72	3.32	(2.67)	(0.18)
Less distributions:
From net investment income	-		(0.19)	(0.34)	(0.51)	(0.04)	(0.32)
From net realized gain on investments	-		-	-	-	-	(0.72)
Total distributions	-		(0.19)	(0.34)	(0.51)	(0.04)	(1.04)
Net asset value, end of period	$9.97		$10.70	$10.32	$9.94	$7.13	$9.84
Total Return	-6.82	% (3)	5.72%	7.36%	46.59%	-27.14%	-1.94%

Ratios/supplemental data:
Net assets, end of period (thousands)	$33,470		$36,076	$36,342	$36,738	$25,924	$35,822
Ratio of expenses to average net assets: (2)
Before expense waiver	2.38	% (4)	2.38%	2.34%	2.33%	2.34%	2.32%
After expense waiver	2.34	% (4)	2.34%	2.32%	2.32%	2.32%	2.25%
Ratio of net investment income to
average net assets: (2)
Before expense waiver	0.81	% (4)	1.38%	3.87%	4.52%	1.64%	2.27%
After expense waiver	0.85	% (4)	1.42%	3.89%	4.53%	1.66%	2.34%
Portfolio turnover rate	218.88	% (3)	224.14%	86.88%	142.44%	183.32%	198.92%

(1) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2) Does not include expenses of investment companies in which the Fund invests.
(3) Not annualized.
(4) Annualized.

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Notes to Financial Statements
at September 30, 2012 (Unaudited)

NOTE 1 - ORGANIZATION

The Teberg Fund (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Fund began operations on April 1, 2002. The investment objective of the Fund is to maximize total return (capital appreciation plus income).

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by the tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010-2012, or expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified with the capital accounts based on their Federal tax treatment.

The Teberg Fund
Notes to Financial Statements
at September 30, 2012 (Unaudited), continued

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of September 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The Teberg Fund
Notes to Financial Statements
at September 30, 2012 (Unaudited), continued

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - The Fund’s investments are carried at fair value. Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in other mutual funds are valued at their net asset value per share, determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date. Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities - Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. When the Fund is unable to receive an NAV from an underlying fund, shares of the underlying fund will be valued at its fair market value as determined in good faith by the Advisor and the Trust’s Valuation Committee. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Teberg Fund
Notes to Financial Statements
at September 30, 2012 (Unaudited), continued

The inputs or methodology used for valuing securities is not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Financials	$796,200	$-	$-	$796,200
Total Common Stocks	796,200	-	-	796,200
Equity Funds	1,375,340	-	-	1,375,340
Exchange-Traded Funds	3,175,044	-	-	3,175,044
Fixed Income Funds	25,758,631	-	-	25,758,631
Money Market Funds	2,587,976	-	-	2,587,976
Total Investments	$33,693,191	$-	$-	$33,693,191

Refer to the Fund’s Schedule of Investments for additional detail. Transfers between levels are recognized at September 30, 2012, the end of the reporting period. The Fund recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the six months ended September 30, 2012.

New Accounting Pronouncement - In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

The Teberg Fund
Notes to Financial Statements
at September 30, 2012 (Unaudited), continued

NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended September 30, 2012, First Associated Investment Advisors, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.50% based upon the average daily net assets of the Fund. For the six months ended September 30, 2012, the Fund incurred $259,601 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 2.50% of average daily net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. There were no expenses subject to recapture pursuant to the aforementioned conditions at September 30, 2012. For the six months ended September 30, 2012, the Advisor received $7,945 in 12b-1 fees from underlying funds that were purchased through a broker. The 12b-1 fees received by the Fund are included in the expense waiver in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

 U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

The Teberg Fund
Notes to Financial Statements
at September 30, 2012 (Unaudited), continued

For the six months ended September 30, 2012, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Administration	$39,809
Fund Accounting	14,803
Transfer Agency (a)	9,087
Custody	3,843
Chief Compliance Officer	3,510

(a) Does not include out-of-pocket expenses

At September 30, 2012, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Fund Administration	$19,926
Fund Accounting	7,371
Transfer Agency (a)	4,578
Chief Compliance Officer	1,760
Custody	878

(a) Does not include out-of-pocket expenses

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also employees of the Administrator.

NOTE 5 – DISTRIBUTION FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Fund’s average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and services activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator.” For the six months ended September 30, 2012, the Fund paid the Distribution Coordinator $43,267.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2012, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $64,632,199 and $62,233,158, respectively.

The Teberg Fund
Notes to Financial Statements
at September 30, 2012 (Unaudited), continued

NOTE 7– LINE OF CREDIT

The Fund has a line of credit in the amount of $5,400,000. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank N.A. During the six months ended September 30, 2012, the Fund did not draw upon its line of credit.

NOTE 8– INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended September 30, 2012 and the year ended March 31, 2012 were as follows:

	September 30, 2012	March 31, 2012
Ordinary income	$ -	$651,805

As of March 31, 2012, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$34,684,966
Gross tax unrealized appreciation	1,729,438
Gross tax unrealized depreciation	(206,129)
Net tax unrealized appreciation	1,523,309
Undistributed ordinary income	174,827
Undistributed long-term capital gain	-
Total distributable earnings	174,827
Other accumulated gains/(losses)	(270,303)
Total accumulated earnings/(losses)	$1,427,833

(a) The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sale adjustments.

At March 31, 2012, the Fund had a capital loss carry forward of $270,303, which expires as follows:

Year	Amount
2018	$137,905
2019	132,398
$270,303

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, preenactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that postenactment net capital losses be used before pre-enactment net capital losses.

The Teberg Fund
Notice to Shareholders
at September 30, 2012 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-209-1964 or on the SEC’s website at http:// www.sec.gov.

How to Obtain a Copy of The Teberg Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2012

Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 is available without charge, upon request, by calling 1-866-209-1964.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information included in the Fund’s Form N-Q is also available by calling 1-866-209-1964.

Householding (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-209-1964 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Advisor
First Associated Investment Advisors, Inc.
5161 Miller Trunk Highway, Duluth, MN 55811

Distributor
Quasar Distributors, LLC
615 East Michigan Street, Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Milwaukee, WI 53202
(866) 209-1964

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302, Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400, Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street, New York, NY 10022

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.
For a current prospectus please call 1-866-209-1964.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;
• Information you give us orally; and/or
• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties. The Teberg Fund U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)	A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
               Douglas G. Hess, President

Date 12/3/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 12/3/12

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 12/3/12

* Print the name and title of each signing officer under his or her signature